Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2024
Statement of changes in equity [abstract]
Schedule of non-controlling interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2022	54,187	22,220	25,079	2,177	103,663
Share of net income (loss)	17,146	5,824	8,799	(278)	31,491
Interest on loan to non-controlling interest	(4,174)	—	—	—	(4,174)
Distributions to non-controlling interest	(24,248)	(300)	(10,068)	—	(34,616)
Participating funding from non-controlling interest	—	—	—	2,332	2,332
Other	—	—	428	472	900
Balance at December 31, 2023	42,911	27,744	24,238	4,703	99,596
Share of net (loss) income	(7,387)	(1,672)	12,478	(181)	3,238
Forgiveness of loan to non-controlling interest (Note 9)	65,476	—	—	—	65,476
Distributions to non-controlling interest	(106,826)	—	(15,743)	—	(122,569)
Interest on loan to non-controlling interest	(2,381)	—	—	—	(2,381)
Participating funding from non-controlling interest	—	—	—	936	936
Other	8,207	—	—	129	8,336
Balance at December 31, 2024	—	26,072	20,973	5,587	52,632
The following is the summarized financial information of subsidiaries with material non-controlling interests:

	Fekola		Otjikoto
	2024	2023	2024	2023
	$	$	$	$

Summarized Balance Sheets
Current assets	219,744	265,468	102,335	89,575
Non-current assets	1,051,228	979,116	222,834	297,950
Total assets	1,270,972	1,244,584	325,169	387,525

Current liabilities	371,962	174,643	43,131	43,623
Non-current liabilities	73,284	70,119	85,229	114,633
Total liabilities	445,246	244,762	128,360	158,256

Summarized Statements of Operations
Revenue	951,675	1,143,780	486,213	417,589
Net (loss) income	(59,546)	147,584	126,889	87,599